SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries

	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	100%

	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	Providing of social e-commerce services, technical system support and services
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	Providing of social e-commerce services, technical system support and services
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	Providing of social e-commerce services, technical system support and services

	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%

Schedule of exchange rate
	March 31, 2021	December 31, 2020
RMB: US$ exchange rate	6.55	6.53

	As of
	December 31, 2020	December 31, 2019

RMB: US$ exchange rate	6.53	6.96

Schedule of average exchange rate
	Year ended December 31,
	2020	2019

RMB: US$ exchange rate	6.84	7.01

Schedule lease terms and discount rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$172,289

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 3/31/2021	173,138
Weighted average remaining lease term-operating leases (in years)	4.417
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,668,764
Total right-of-use assets	$2,668,764

Short-term operating lease liabilities	585,153
Long-term operating lease liabilities	2,308,369
Total operating lease liabilities	$2,893,522

Maturities of the Company’s lease liabilities are as follows:

Year ending March 31,
2021	716,792
2022	699,190
2023	742,474
2024	786,913
2025	292,026
Total lease payments	3,237,396
Less: Imputed interest/present value discount	(343,874)
Present value of lease liabilities	$6,130,917

Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$217,821

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2020	-
Weighted average remaining lease term-operating leases (in years)	4.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,813,186
Total right-of-use assets	$2,813,186

Short-term operating lease liabilities	569,865
Long-term operating lease liabilities	2,471,598
Total operating lease liabilities	$3,041,463

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2021	709,227
2022	690,685
2023	733,273
2024	777,890
2025	513,088
Total lease payments	3,424,163
Less: Imputed interest/present value discount	(382,700)
Present value of lease liabilities	$3,041,463

Schedule of potentially diluted shares
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$172,289

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 3/31/2021	173,138
Weighted average remaining lease term-operating leases (in years)	4.417
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,668,764
Total right-of-use assets	$2,668,764

Short-term operating lease liabilities	585,153
Long-term operating lease liabilities	2,308,369
Total operating lease liabilities	$2,893,522

Maturities of the Company’s lease liabilities are as follows:

Year ending March 31,
2021	716,792
2022	699,190
2023	742,474
2024	786,913
2025	292,026
Total lease payments	3,237,396
Less: Imputed interest/present value discount	(343,874)
Present value of lease liabilities	$6,130,917

	2020	2019
Statement of Operations Summary Information:
Net Profit/ (loss)	$2,675,037	$(417,407)
Weighted-average common shares outstanding - basic and diluted	304,166,073	300,222,000
Net loss per share, basic and diluted	$0.01	$(0.00)